Inventories	6 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Note 10. Inventories
	As of December 31, 2024	As of June 30, 2024
Raw materials	3,926,171	6,215,720
Finished goods	918,602	63,799
Total Inventories	$4,844,773	$6,279,519